Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following tables present the Plan’s investments at December 31, 2025 and 2024 measured at estimated fair value on a recurring basis:

(Dollars in thousands)	Fair Value Measurements	Level 1	Level 2	Level 3
December 31, 2025
M&T Bank Corporation common stock	$447,557	$447,557	$—	$—
Mutual funds	46,028	46,028	—	—
Total	$493,585	$493,585	$—	$—
Investments measured at NAV (a) (b)	4,906,848
Investments at fair value	$5,400,433

(Dollars in thousands)	Fair Value Measurements	Level 1	Level 2	Level 3
December 31, 2024
M&T Bank Corporation common stock	$441,099	$441,099	$—	$—
Mutual funds	48,377	48,377	—	—
Total	$489,476	$489,476	$—	$—
Investments measured at NAV (a) (b)	4,615,053
Investments at fair value	$5,104,529

(a)In accordance with Subtopic 820-10 of ASU 2015-07, the common trust funds have not been classified in the Fair Value Hierarchy as of December 31, 2025 and 2024. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statement of Net Assets Available for Benefits.
(b)Participant transactions (purchases and sales) may occur daily in any of the common trust funds. Were the Plan to initiate a full redemption of any of the common trust funds, the investment advisor reserves the right to temporarily delay withdrawal from the trust generally no earlier than thirty (30) days after such notice is provided, in order to ensure that securities liquidations will be carried out in an orderly business manner. The common trust funds had no unfunded commitments at December 31, 2025 and 2024.